DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

October 13, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Weitz Funds
(File Nos. 811-21410 and 333-107797)

Dear Sir or Madam:

We are transmitting herewith for electronic filing via the EDGAR system pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A for The Weitz Funds (the “Trust”).

This filing is being made for the sole purpose of adding a proposed new investment series, the Nebraska Tax-Free Income Fund, to the Trust.

In accordance with Rule 485(a) of the Securities Act of 1933, it is proposed that this filing will become effective seventy-five days after filing.

Please do not hesitate to contact the undersigned at (202) 261-3364 or Cynthia Baughman at (202) 261-3371 with any questions or comments you may have regarding this filing.

Sincerely,

/s/	Patrick W.D. Turley, Esq.
Patrick W.D. Turley, Esq.

cc:  Mary Beerling, Esq.

12982282.2.BUSINESS